Trade Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade Receivables
Schedule of trade receivable

As at December 31:	2020	2019
Trade receivables, gross amount	$4,803	$4,204
Less: Allowance for expected credit losses (IFRS 9)	(48)	(46)
Trade receivables, net amount	$4,755	$4,158

Schedule of movement in the loss allowance

The movement in the loss allowance during the year ended December 31, 2020 and 2019 was as follows:

	Equal to lifetime expected credit losses
	Financial assets that
	are credit-impaired	Other trade
	at year-end	Receivables	Total
Loss allowance: as at January 1, 2019	$14	$297	$311
Additions for the year	443	—	443
Reversal	—	(83)	(83)
Written off	(409)	(199)	(608)
Exchange effect	(2)	(15)	(17)
Loss allowance: as at December 31, 2019	46	—	46
Additions for the year	2	—	2
Reversal	—	—	—
Written off	—	—	—
Exchange effect	—	—	—
Loss allowance: as at December 31, 2020	$48	$—	$48